Commitments and contingencies - Contractual commitments (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		47 Months Ended	88 Months Ended
	Oct. 31, 2013 USD ($)	Oct. 31, 2013 CNY (¥)	Sep. 30, 2013 CNY (¥)	Sep. 30, 2013 CNY (¥)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)
Research and development of medicines
Contractual commitments
Commitment as of year end					$ 291	¥ 2,000	$ 291	¥ 2,000
Co-operation agreement
Contractual commitments
Commitment as of year end					$ 12,083	¥ 83,167
Co-operation agreement | Peking University People's Hospital
Contractual commitments
Annual advisory fee	$ 377	¥ 2,600		¥ 2,000
Annual advisory fee, time period	20 years	20 years
Co-operation agreement | Guangdong Women and Children's Hospital and Health Institute
Contractual commitments
Annual advisory fee	$ 465	¥ 3,200	¥ 2,000